20 YEARS OF MONEY MARKET FUNDS

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

SEMI-ANNUAL REPORT
    for the six months ended March 31, 1997

[The American Funds Group(r)]

[Photo:  academic cap/tassel, diploma]
[Photo:  eyeglasses]
[Photo:  doorknob]
[Photo:  attache, gloves]
[Photo:  computer keyboard]

THE CASH MANAGEMENT TRUST OF AMERICA(r) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(sm) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(sm) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

FOR CURRENT YIELDS, PLEASE CALL AMERICAN FUNDSLINE(R), TOLL-FREE, AT 800/325-3590; PRESS 1 FOR YIELD INFORMATION.
[chart]
SEVEN-DAY SECURITIES AND EXCHANGE COMMISSION YIELDS
For the quarters ended March 31, 1993-March 31, 1997


Date            The Cash     The U.S.         The Tax-Exempt        The
Tax-Exempt
                Management   Treasury Money   Money                 Money Fund
of
                Trust        Fund of          Fund of America       America
                of America   America          (taxable equivalent   (federally
                                              yield) /2/
tax-free)/1/
March 1993      2.46         2.48             2.98                  1.80
June 1993       2.51         2.41             2.88                  1.74
September 1993  2.44         2.40             3.43                  2.07
December 1993   2.60         2.47             3.41                  2.06
March 1994      2.80         2.56             2.76                  1.67
June 1994       3.64         3.20             3.49                  2.11
September 1994  4.17         3.86             4.24                  2.56
December 1994   5.34         4.78             6.21                  3.75
March 1995      5.57         5.15             5.51                  3.33
June 1995       5.44         5.03             5.20                  3.14
September 1995  5.26         4.86             5.28                  3.19
December 1995   5.14         4.68             5.56                  3.36
March 1996      4.77         4.41             4.42                  2.67
June 1996       4.77         4.47             4.64                  2.80
September 1996  4.82         4.57             4.85                  2.93
December 1996   4.87         4.38             5.02                  3.03
March 1997      4.85         4.69             4.54                  2.74

/1/Results for The Tax-Exempt Money Fund of America reflect the effect of a partial management fee waiver. Without the waiver, the results would have been lower. On March 31, the fund's seven-day yield with the fee waiver was 2.74%. Had the full management fee been applied, the yield would have been 2.68%.

/2/Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. THE RETURN ON AN INVESTMENT IN THESE FUNDS WILL VARY. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS' NET ASSET VALUES WILL REMAIN CONSTANT AT $1.00. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Results for The Tax-Exempt Money Fund of America reflect the effect of a fee waiver. Without the waiver, the results would have been lower.

[watermark:  names of the three money market funds]

FELLOW SHAREHOLDERS:

As our recent six-month reporting period drew to a close, rising turbulence in the U.S. stock and bond markets served as a good reminder of the valuable role money market funds can play in a long-term investment portfolio. While stock funds can provide long-term growth of capital and bond funds offer an opportunity for higher income, money market funds can provide stable value and a reasonable return through investments in high-quality, short-term securities.

After slowing briefly in the fall of 1996, the economy picked up speed in the fourth quarter, and growth was even stronger in the first three months of the new calendar year. The strengthening dollar and excess global capacity held import prices in check, putting pressure on U.S. producers to keep prices low. Productivity improvements also contributed to the price moderation.

Nonetheless, February's economic data - indicating continued low unemployment, rising wages and strong consumer spending - raised concerns about inflation. On March 25, the Federal Reserve Board responded by raising the federal funds rate (the rate banks charge each other for overnight loans) by a quarter of a percentage point, to 5.5%. The U.S. stock market initially reacted negatively to the news, while some short-term rates immediately inched upward after moving very little for six months or more.

As of March 31, the funds' six-month investment results were as follows:

THE CASH MANAGEMENT TRUST OF AMERICA provided a six-month income return of 2.4% with dividends reinvested, or 4.8% at an annualized rate.

THE U.S. TREASURY MONEY FUND OF AMERICA produced a six-month income return of 2.3% with dividends reinvested. Its annualized rate was 4.6%. This income is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA generated a federally tax-free six-month income return of 1.4%, including reinvested dividends, or 2.8% at an annualized rate. Investors in the 39.6% federal tax bracket would have had to earn a taxable return of 2.3% (4.6% annualized) to match that of the fund.

All three money market funds outpaced (on an after-tax basis) the 1.4% six-month rise in the Consumer Price Index, which measures changes in the cost of living. Keeping your returns ahead of inflation - thus preserving the purchasing power of your assets - is an important goal of each of the funds.

By investing in short-term assets with the objective of providing income, preserving capital and maintaining liquidity, money market funds can serve a longer term purpose in an investment portfolio. Many investors include cash fund investments in their portfolios for diversification and to help stabilize their total returns during periods of stock and bond market declines. Check-writing privileges make paying larger bills easy, and the ability to exchange money market shares for shares of other American Funds allows investors to quickly take advantage of lower prices when they become available.

In periods like the current one, when short-term interest rates are on the rise, money market funds have offered the added advantage of reacting swiftly to such increases, allowing investors to quickly realize higher current returns.

We are pleased that you have chosen an American Funds money market fund as part of your financial plan and look forward to reporting to you again in six months.

Sincerely,
[/s/ Paul G. Haaga, Jr.]              [/s/ Abner D. Goldstine]
Paul G. Haaga, Jr.                    Abner D. Goldstine
Chairman of the Boards                President
May 16, 1997

The Cash Management Trust of America
Investment Portfolio - Unaudited
March 31, 1997
                                                                                Principal          Market
                                                                   Yield at      Amount            Value
                                                                Acquisition       (000)            (000)


Bankers' Acceptances - 0.23%
ABN-AMRO Bank NV
 April 25, 1997                                                         5.30%       9,000            8,967
                                                                                           --------------
Total Bankers' Acceptances                                                                           8,967

Certificates of Deposit - 3.20%
Lloyds Bank PLC
 5.540% April 28, 1997                                                             25,000          25,000
Morgan Guaranty Trust Co. of New York
 5.560% May 23, 1997                                                               50,000          50,001
National Westminster Bank PLC
 5.375% April 1, 1997                                                              50,000          50,000
                                                                                           --------------
Total Certificates of Deposit                                                                     125,001

Commercial Paper - 63.85%
A.I. Credit Corp.
 April 9, 1997                                                                     20,000          19,974
 April 16, 1997                                                                    15,000          14,965
ANZ (Delaware) Inc.
 April 18, 1997                                                                    25,000          24,935
Abbey National North America
 April 21, 1997                                                                    10,500          10,467
 May 12, 1997                                                                      15,000          14,903
Abbott Laboratories
 April 16, 1997                                                                    15,000          14,965
 April 30, 1997                                                                    14,000          13,936
Alberta (Province of)
 April 11, 1997                                                                    25,000          24,957
American Brands Inc.
 April 8, 1997                                                                     20,000          19,976
 April 14, 1997                                                                     6,500           6,487
American Express Credit Corp.
 April 7, 1997                                                                     20,000          19,979
 May 2, 1997                                                                       10,000           9,953
 May 9, 1997                                                                       10,000           9,940
Ameritech Corp.
 May 6, 1997                                                                       10,365          10,313
Ameritech Capital Funding Corp.
 April 1, 1997(1)                                                                  20,000          19,997
 May 12, 1997(1)                                                                    5,275           5,242
Amoco Co.
 April 2, 1997                                                                     15,500          15,496
 April 10, 1997                                                                    20,000          19,971
Anheuser-Busch Cos. Inc.
 April 1, 1997(1)                                                                  18,000          17,997
ARCO British Ltd.
 April 8, 1997                                                                      7,839           7,830
Associates Corp. of North America
 April 1, 1997                                                                     50,000          49,991
Avco Financial Services Inc.
 April 9, 1997                                                                     15,000          14,980
 April 28, 1997                                                                    10,000           9,957
 May 5, 1997                                                                       10,000           9,948
Bank of Montreal
 April 3, 1997                                                                     20,000          19,991
Barclays U.S. Funding Corp.
 April 21, 1997                                                                    30,000          29,908
Bayer Corp.
 May 13, 1997(1)                                                                   25,000          24,850
BellSouth Telecommunications Inc.
 April 21, 1997                                                                     8,000           7,975
Beneficial Corp.
 April 28, 1997                                                                    20,000          19,917
 May 7, 1997                                                                        5,600           5,570
British Columbia (Province of)
 April 18, 1997                                                                    14,900          14,859
 May 6, 1997                                                                       14,635          14,557
CIT Group Holdings Inc.
 April 29, 1997                                                                    25,000          24,893
CPC International Inc.
 April 30, 1997(1)                                                                 10,000           9,954
Campbell Soup Co.
 April 17, 1997(1)                                                                 20,000          19,951
 April 18, 1997                                                                     4,000           3,991
Canadian Imperial Holdings Inc.
 May 22, 1997                                                                      25,000          24,801
Canadian Wheat Board
 April 21, 1997                                                                    16,700          16,649
 April 25, 1997                                                                    25,000          24,904
Chevron U.K. Investment PLC
 April 7, 1997                                                                     10,000           9,990
 April 28, 1997                                                                    25,000          24,897
Chevron Transport Corp.
 April 18, 1997(1)                                                                  5,000           4,987
Coca Cola Co.
 April 14, 1997                                                                    25,000          24,949
 April 16, 1997                                                                     4,150           4,140
 May 12, 1997                                                                      10,000           9,936
 May 13, 1997                                                                      10,000           9,934
Commercial Credit Co.
 April 25, 1997                                                                    24,100          24,011
Commerzbank U.S. Finance Inc.
 May 20, 1997                                                                      25,000          24,811
John Deere Capital Corp.
 April 25, 1997                                                                    25,000          24,908
 May 14, 1997                                                                       7,900           7,847
Deutsche Bank Financial Inc.
 May 7, 1997                                                                       25,000          24,864
Walt Disney Co.
 April 21, 1997                                                                    17,985          17,930
 April 28, 1997                                                                    14,000          13,942
Donnelley (R.R.) & Sons Co.
 April 7, 1997(1)                                                                  12,993          12,980
Dresdner U.S. Finance Inc.
 April 25, 1997                                                                    25,000          24,904
E.I. du Pont de Nemours and Co.
 April 3, 1997                                                                     15,000          14,993
 April 29, 1997                                                                    21,000          20,907
 May 5, 1997                                                                        7,000           6,964
Electronic Data Systems Corp.
 April 2, 1997(1)                                                                   6,700           6,698
 April 25, 1997(1)                                                                  5,000           4,981
 April 29, 1997(1)                                                                 10,000           9,958
 April 30, 1997(1)                                                                 10,000           9,956
Exxon Imperial U.S. Inc.
 April 2, 1997(1)                                                                  23,200          23,193
Ford Motor Credit Co.
 April 9, 1997                                                                     25,000          24,967
 April 22, 1997                                                                    29,500          29,404
 May 1, 1997                                                                       25,000          24,885
France Telecom
 April 22, 1997                                                                    30,000          29,904
Gannett Co.
 April 3, 1997(1)                                                                  20,000          19,991
 April 7, 1997(1)                                                                  20,000          19,979
Gaz de France
 April 18, 1997                                                                    22,000          21,942
General Electric Capital Corp.
 May 5, 1997                                                                       20,000          19,896
 May 8, 1997                                                                       25,000          24,860
 May 9, 1997                                                                       25,000          24,851
General Mills Inc.
 April 21, 1997                                                                    10,000           9,968
Gillette Co.
 April 1, 1997(1)                                                                  10,000           9,998
 April 15, 1997(1)                                                                 25,000          24,945
Glaxo Wellcome PLC
 April 4, 1997(1)                                                                   5,000           4,997
 April 8, 1997(1)                                                                  20,000          19,976
 April 21, 1997(1)                                                                  6,500           6,479
Halifax Building Society
 April 15, 1997                                                                    10,000           9,978
 April 16, 1997                                                                    15,000          14,965
 April 28, 1997                                                                    10,000           9,957
H.J. Heinz Co.
 April 14, 1997                                                                    13,000          12,972
 April 16, 1997                                                                    10,000           9,976
 April 23, 1997                                                                     5,000           4,983
Hershey Foods
 April 16, 1997(1)                                                                 25,000          24,942
IBM Credit Corp.
 April 30, 1997                                                                    20,000          19,912
 May 5, 1997                                                                        8,300           8,256
International Business Machines Inc.
 April 14, 1997                                                                    17,600          17,561
International Lease Finance Corp.
 April 4, 1997                                                                     10,000           9,994
 April 14, 1997                                                                    20,000          19,959
 May 6, 1997                                                                        5,000           4,975
Kellogg Co.
 May 2, 1997                                                                       25,000          24,890
 May 22, 1997                                                                      10,000           9,921
Eli Lilly and Co.
 May 19, 1997                                                                      15,000          14,891
Lucent Technologies Inc.
 April 17, 1997                                                                     4,200           4,190
 April 25, 1997                                                                     2,200           2,192
 April 29, 1997                                                                    20,000          19,915
 May 5, 1997                                                                       10,000           9,947
McDonald's Corp.
 April 8, 1997                                                                     25,000          24,968
Minnesota Mining & Manufacturing Co.
 April 17, 1997                                                                    25,000          24,940
Mobil Australia Finance Co.
 April 30, 1997(1)                                                                 25,000          24,889
 May 21, 1997(1)                                                                   15,000          14,881
Monsanto Co.
 April 1, 1997(1)                                                                  21,100          21,096
 April 9, 1997(1)                                                                   5,000           4,993
Motorola Credit Corp.
 April 8, 1997                                                                     20,000          19,977
Motorola Inc.
 April 11, 1997                                                                    20,000          19,968
National Australia Funding (Deleware) Inc.
 May 6, 1997                                                                       10,000           9,947
 May 19, 1997                                                                      15,000          14,890
National Rural Utilities Cooperative Finance Corp.
 April 7, 1997                                                                     20,000          19,980
Nestle Capital Corp.
 April 29, 1997                                                                    23,200          23,098
Pacific Bell
 April 1, 1997                                                                     30,000          29,994
Panasonic Finance Inc.
 April 4, 1997(1)                                                                   5,000           4,997
 April 14, 1997(1)                                                                 30,000          29,938
J.C. Penny Funding Corp.
 April 7, 1997(1)                                                                  25,000          24,974
PepsiCo, Inc.
 April 9, 1997                                                                      4,790           4,783
 April 15, 1997                                                                    19,000          18,960
 April 23, 1997                                                                    10,000           9,966
Pfizer Inc.
 April 21, 1997(1)                                                                  5,000           4,984
 April 22, 1997(1)                                                                 15,000          14,953
 April 23, 1997(1)                                                                 10,000           9,965
 April 24, 1997(1)                                                                  4,760           4,743
Pitney Bowes Credit Corp.
 April 4, 1997                                                                     35,000          34,979
Procter & Gamble Co.
 April 9, 1997                                                                     20,000          19,974
 April 11, 1997                                                                    10,000           9,984
 April 22, 1997                                                                    10,000           9,966
RTZ America Inc.
 April 8, 1997(1)                                                                  20,000          19,977
 May 27, 1997(1)                                                                   10,000           9,911
Safeco Credit Co. Inc.
 April 11, 1997                                                                    10,000           9,984
 May 1, 1997                                                                        3,000           2,986
 May 2, 1997                                                                        8,200           8,161
Sara Lee Corp.
 April 7, 1997                                                                     25,000          24,975
Schering Corp.
 May 7, 1997                                                                       25,400          25,262
Shell Oil Co.
 April 2, 1997                                                                     36,800          36,789
Siemens Corp.
 April 9, 1997                                                                     10,000           9,987
 May 14, 1997                                                                      15,000          14,907
Southwestern Bell Telephone Co.
 April 4, 1997                                                                     20,000          19,988
 April 16, 1997                                                                    30,000          29,930
Toronto-Dominion Holdings USA Inc.
 May 16, 1997                                                                      25,000          24,829
Toyota Motor Credit Corp.
 April 14, 1997                                                                     5,000           4,990
 April 22, 1997                                                                    10,000           9,967
 May 19, 1997                                                                       8,700           8,636
UBS Finance (Delaware) Inc.
 April 1, 1997                                                                     50,000          49,991
Unilever Capital Corp.
 April 21, 1997(1)                                                                 10,000           9,968
 April 23, 1997(1)                                                                 15,000          14,948
United Parcel Service of America
 April 10, 1997                                                                    50,000          49,932
US West Communications Inc.
 April 9, 1997                                                                     14,400          14,381
 April 11, 1997                                                                    10,000           9,985
Warner-Lambert Co.
 May 9, 1997(1)                                                                    25,000          24,859
 May 15, 1997(1)                                                                   10,000           9,931
Weyerhaeuser Co.
 May 23, 1997                                                                      10,000           9,920
                                                                                           --------------
Total Commercial Paper                                                                          2,496,008

Federal Agency Discount Notes - 28.17%
Federal Farm Credit Banks
 April 1, 1997                                                                     12,985          12,983
 April 10, 1997                                                                     8,400           8,388
 April 15, 1997                                                                     7,000           6,984
Federal Home Loan Bank
 April 3, 1997                                                                     20,890          20,881
 April 17, 1997                                                                    25,000          24,937
 April 24, 1997                                                                    99,900          99,552
 May 1, 1997                                                                       44,370          44,169
 May 6, 1997                                                                        8,000           7,958
 May 8, 1997                                                                      130,000         129,280
Federal Home Loan Mortgage Corp.
 April 7, 1997                                                                     33,011          32,977
 April 10, 1997                                                                    80,300          80,183
 April 18, 1997                                                                    36,938          36,840
 May 2, 1997                                                                       57,475          57,206
 May 5, 1997                                                                       22,700          22,584
Federal National Mortgage Assn.
 April 3, 1997                                                                     75,000          74,967
 April 4, 1997                                                                     63,450          63,413
 April 11, 1997                                                                    34,920          34,864
 April 18, 1997                                                                    20,000          19,948
 April 24, 1997                                                                   117,855         117,449
 April 28, 1997                                                                    15,505          15,442
 April 29, 1997                                                                    10,000           9,958
 May 2, 1997                                                                       50,000          49,756
 May 6, 1997                                                                       30,000          29,850
Student Loan Marketing Assn.(2)
 September 18, 1997                                                                60,000          60,000
Tennessee Valley Authority
 May 12, 1997                                                                      16,000          15,898
 May 13, 1997                                                                      25,000          24,836
                                                                                           --------------
Total Federal Agency Discount Notes                                                             1,101,303

Other - 1.34%
Canada Bills
 April 11, 1997                                                                    40,000          39,936
 April 14, 1997                                                                    12,500          12,474
                                                                                           --------------
Total Other                                                                                        52,410

U.S. Treasury Securities - 0.64%
 U.S. Treasury bills 4/17/97                                                       25,000          24,941
                                                                                           --------------
Total U.S. Treasury Securities                                                                     24,941

Total Investment Securities
 (Cost: $3,808,628,000)                                                                         3,808,630
Excess of cash and receivables over
 payables                                                                                         100,274
                                                                                           --------------
Net Assets                                                                                     $3,908,904
                                                                                                =========

(1)Restricted securities requiring sale to institutional investors. Deemed to be as liquid as unrestricted securities in the portfolio.

(2)Coupon rate changes weekly; description of issue and yield at acquisition reflect current coupon rate.

See Notes to Financial Statements.

Cash Management Trust of America                                              Unaudited
Financial Statements
----------------------------------------                    -----------     -----------
Statement of Assets and Liabilities
at March 31, 1997                                           (dollars in      thousands)
----------------------------------------                    -----------     -----------
Assets:
Investment securities at market
 (cost: $3,808,628)                                                          $3,808,630
Cash                                                                              2,731
Receivables for-
 Sales of fund's shares                                        $153,209
 Accrued interest                                                   618         153,827
                                                            -----------     -----------
                                                                              3,965,188
Liabilities:
Payables for-
 Repurchases of fund's shares                                    53,119
 Dividends payable                                                1,000
 Management services                                                900
 Accrued expenses                                                 1,265          56,284
                                                            -----------     -----------
Net Assets at March 31, 1997-
 Equivalent to $1.00 per share on
 3,908,896,674 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                 $3,908,904
                                                                            -----------

Statement of Operations
for the six months
ended March 31, 1997                                        (dollars in      thousands)
                                                            -----------     -----------
Investment Income:
Income:
 Interest                                                                      $ 93,271

Expenses:
 Management services fee                                         $5,008
 Distribution expenses                                            1,344
 Transfer agent fee                                               2,384
 Reports to shareholders                                            243
 Registration statement and prospectus                              368
 Postage, stationery and supplies                                 1,093
 Trustees' fees                                                      19
 Auditing and legal fees                                             38
 Custodian fee                                                       50
 Taxes (other than federal income tax)                               49
 Other expense                                                       53          10,649
                                                            -----------     -----------
Net investment income                                                            82,622
                                                                            -----------
Unrealized Depreciation
 on Investments:
Net unrealized appreciation
 on investments:
 Beginning of period                                                  9
 End of period                                                        2
                                                            -----------
  Net unrealized depreciation on
    investments                                                                      (7)
                                                                            -----------
Net Increase in Net Assets Resulting
 from Operations                                                                $82,615
                                                                           ============


See Notes to Financial Statements


Statement of Changes in Net
 Assets                                                     (dollars in      thousands)
----------------------------------------                    -----------     -----------
                                                             Six months      Year ended
                                                                  ended
                                                             3/31/97  *          9/30/96
Operations:                                                 -----------     -----------
Net investment income                                         $  82,622       $ 153,244
Net unrealized (depreciation)
 appreciation on investments                                         (7)             10
                                                            -----------     -----------
 Net increase in net assets
  resulting from operations                                      82,615         153,254
                                                            -----------     -----------
Dividends Paid to Shareholders                                  (82,618)       (153,257)
                                                            -----------     -----------
Capital Share Transactions:
Proceeds from shares sold:
 5,918,897,990 and 10,707,976,952
 shares, respectively                                         5,918,898      10,707,977
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 75,672,705 and 140,296,630 shares,
 respectively                                                    75,673         140,296
Cost of shares repurchased:
 5,389,786,117 and 10,539,920,205
 shares, respectively                                        (5,389,786)    (10,539,920)
                                                            -----------     -----------
 Net increase in net assets resulting
  from capital share transactions                               604,785         308,353
                                                            -----------     -----------
Total Increase in Net Assets                                    604,782         308,350

Net Assets:
Beginning of period                                           3,304,122       2,995,772
                                                            -----------     -----------
End of period                                                $3,908,904      $3,304,122
                                                            ===========     ===========


See Notes to Financial Statements
*Unaudited

THE CASH MANAGEMENT TRUST OF AMERICA
Notes to Financial Statements

1.The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules. Portfolio securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value. Portfolio securities with more than 60 days to maturity are valued at the mean of their representative quoted bid and asked prices when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for
securities of comparable maturity, quality and type.   When pricing service or
market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1997, unrealized appreciation for book and federal income tax purposes aggregated $2,000, of which $4,000 related to appreciated securities and $2,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended
March 31, 1997.   The cost of portfolio securities for book and federal income tax purposes was $3,808,628,000 at March 31, 1997.

3. The fee of $5,008,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1997, distribution expenses under the plan were $1,344,000. As of March 31, 1997, accrued and unpaid distribution expenses were $160,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $2,384,000.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1997, aggregate amounts deferred and earnings thereon were $19,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $31,877,400,000 and $31,466,107,000, respectively, during the six months ended March 31, 1997.

THE CASH MANAGEMENT TRUST OF AMERICA
PER-SHARE DATA AND RATIOS
------------------------------               --------    --------      ------    --------    --------    --------
                                           Six Months                    Year       Ended  September            30
                                             --------    --------      ------    --------    --------    --------
                                    ended 3/31/97 /1/         1996        1995        1994        1993        1992
                                             --------    --------      ------    --------    --------    --------
Net Asset Value, Beginning
 of Period                                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                             --------    --------      ------    --------    --------    --------

Income from Investment
 Operations:
  Net investment income                          .024        .050        .052        .031        .025        .036
   Total income from investment              --------    --------    --------    --------    --------    --------
    operations                                   .024        .050        .052        .031        .025        .036
                                             --------    --------    --------    --------    --------    --------
Less Distributions:
 Dividends from net
  investment income                            (0.024)     (0.050)     (0.052)     (0.031)     (0.025)     (0.036)
                                             --------    --------    --------    --------    --------    --------
   Total distributions                         (0.024)     (0.050)     (0.052)     (0.031)     (0.025)     (0.036)
                                             --------     -------    --------    --------    --------    --------
Net Asset Value, End of Period                  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                          =========== =========== =========== =========== =========== ===========
Total Return                                2.41% /2/       5.06%       5.34%        3.10%       2.57%       3.64%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                                    $3,909      $3,304      $2,996      $2,738      $1,940      $2,090
 Ratio of expenses to average
  net assets                                 .30% /2/        .60%        .60%         .68%        .65%        .63%
 Ratio of net income to
  average net assets                        2.36% /2/       4.95%       5.21%        3.14%       2.57%       3.59%



/1/ Unaudited
/2/ Based on operations for the
period shown and, accordingly,
are not representative of a
full year's operations.

The U.S. Treasury Money Fund of America                                                           Unaudited
Investment Portfolio
March 31, 1997


                                                                                 Principal           Market
                                                                    Yield at        Amount            Value
                                                                 Acquisition         (000)            (000)
------------------------------------------------               -------------       -------    -------------
U.S. Treasury Securities - 99.87%

U.S. Treasury bills 4/3/97                                            5.06%        $ 13,080         $ 13,075
U.S. Treasury bills 4/10/97                                            5.04%         13,700           13,682
U.S. Treasury bills 4/17/97                                    5.07% - 5.30%         78,800           78,629
U.S. Treasury bills 4/24/97                                    5.07% - 5.09%         37,825           37,707
U.S. Treasury bills 5/8/97                                             5.05%         29,200           29,052
U.S. Treasury bills 5/15/97                                    5.06% - 5.17%         20,875           20,750
U.S. Treasury bills 5/22/97                                            5.02%         24,700           24,522
U.S. Treasury bills 5/29/97                                    5.05% - 5.27%         36,020           35,730
U.S. Treasury bills 6/5/97                                             5.14%         20,000           19,811
                                                                                              -------------
Total Investment Securities
 (cost $272,926,000)                                                                                 272,958


Excess of cash, prepaid expenses,                                                                      1,094
 and receivables over payables                                                                -------------

Net Assets                                                                                          $274,052
                                                                                              =============

See Notes to Financial Statements

U.S. Treasury Money Fund of America
Financial Statements                                                 Unaudited
----------------------------------------          ------------    ------------
Statement of Assets and Liabilities
at March 31, 1997                                  (dollars in      thousands)
----------------------------------------          ------------    ------------
Assets:
Investment securities at market
 (cost: $272,926)                                                     $272,958
Cash                                                                       411
Receivables for --
 Sales of fund's shares                                                  3,984
                                                                  ------------
                                                                       277,353
Liabilities:
Payables for --
 Repurchases of fund's shares                           $2,837
 Dividends payable                                          47
 Management services                                        83
 Accrued expenses                                          334           3,301
                                                  ------------    ------------
Net Assets at March 31, 1997 --
 Equivalent to $1.00 per share on
 274,021,328 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                          $274,052
                                                                 =============

Statement of Operations                                              Unaudited
for the six months ended March 31, 1997            (dollars in      thousands)
                                                  ------------    ------------
Investment Income:
Income:
 Interest                                                              $ 6,805

Expenses:
 Management services fee                                  $399
 Distribution expenses                                     118
 Transfer agent fee                                        139
 Reports to shareholders                                    35
 Registration statement and prospectus                      69
 Postage, stationery and supplies                           32
 Trustees' fees                                              8
 Auditing and legal fees                                    24
 Custodian fee                                               7
 Taxes other than federal income tax                         5
 Organization expense                                        0
 Other expenses                                             20              856
                                                  ------------
                                                            856
 Reimbursement of expenses                                    0
                                                  ------------    ------------
Net investment income                                                    5,949
                                                                  ------------
Unrealized Appreciation
 on Investments:
Net unrealized
 appreciation on investments:
 Beginning of period                                        23
 End of period                                              32
                                                  ------------
  Net unrealized appreciation
    on investments                                                           9
                                                                  ------------
Net Increase in Net Assets Resulting
 from Operations                                                        $5,958
                                                                  ============
Statement of Changes in Net
 Assets                                            (dollars in      thousands)
----------------------------------------         -------------   -------------
                                                    Six months      Year ended
                                                         ended
                                                     3/31/97 *          9/30/96
Operations:                                      -------------   -------------
Net investment income                                    5,949     $    10,600
Net unrealized appreciation
 on investments                                              9              56
                                                 -------------   -------------
 Net increase in net assets
  resulting from operations                              5,958          10,656
                                                 -------------   -------------
Dividends Paid to Shareholders                          (5,949)        (10,601)
                                                 -------------   -------------
Capital Share Transactions:
Proceeds from shares sold:
 226,418,210 and 388,209,397
 shares, respectively                                  226,418         388,209
Proceeds from shares issued in
 reinvestment of net investment income
 dividends 5,593,949 and
 10,027,797 shares, respectively                         5,594          10,028
Cost of shares repurchased:
 213,778,856 and 373,634,115
 shares, respectively                                 (213,779)       (373,634)
                                                 -------------   -------------
 Net increase in net assets resulting
  from capital share transactions                       18,233          24,603
                                                 -------------   -------------
Total Increase in Net Assets                            18,242          24,658

Net Assets:
Beginning of period                                    255,810         231,152
                                                 -------------   -------------
End of period                                         $274,052        $255,810
                                                    ==========      ==========

* Unaudited
See Notes to Financial Statements

THE U.S. TREASURY MONEY FUND OF AMERICA
Notes to Financial Statements

1.The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

      Portfolio securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value. Portfolio securities with more than 60 days to maturity are valued at the mean of their representative quoted bid and asked prices when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof.

        As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1997, unrealized appreciation for book and federal income tax purposes aggregated $32,000, of which $39,000 related to appreciated securities and $7,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $272,926,000 at March 31, 1997.

3. The fee of $399,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million. The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or February 1, 2001. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.675% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. For the six months ended March 31, 1997, no fees were waived.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1997, distribution expenses under the Plan were $118,000. As of March 31, 1997, accrued and unpaid distribution expenses were $18,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $139,000.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1997, aggregate amounts deferred and earnings thereon were $8,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $602,438,000 and $591,845,000, respectively, during the six months ended March 31, 1997.

PER-SHARE DATA AND RATIOS
------------------------------              -------- --------   --------   -------- -------- --------
                                          Six months          Year ended September         30
                                               ended --------   --------   -------- -------- --------
                                         3/31/97 /1/     1996       1995       1994     1993     1992
                                            -------- --------   --------   -------- -------- --------
Net Asset Value, Beginning
 of Period                                     $1.00    $1.00      $1.00      $1.00    $1.00    $1.00
                                            -------- --------   --------   -------- -------- --------

Income from Investment
 Operations:
  Net investment income                         .022     .046       .048       .028     .025     .036
   Total income from investment             -------- --------   --------   -------- -------- --------
    operations                                  .022     .046       .048       .028     .025     .036
                                            -------- --------   --------   -------- -------- --------
Less Distributions:
 Dividends from net investment
  income                                       (.022)   (.046)     (.048)     (.028)   (.025)   (.036)
                                            -------- --------   --------   -------- -------- --------
   Total distributions                         (.022)   (.046)     (.048)     (.028)   (.025)   (.036)
                                            -------- --------   --------   -------- -------- --------
Net Asset Value, End of Period                 $1.00    $1.00      $1.00      $1.00    $1.00    $1.00
                                            ======== ========   ========   ======== ======== ========
Total Return                               2.25% /2/     4.66%      4.89%      2.89%    2.49%    3.61%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                                     $274     $256       $231       $199     $140     $106
 Ratio of expenses to average
  net assets                                .32% /2/      .65%       .67%       .67%     .61%     .68%
 Ratio of net income to
  average net assets                       2.24% /2/     4.53%      4.79%      2.91%    2.43%    3.51%

/1/ Unaudited
/2/ Based on operations for the
 period shown and, accordingly,
 not representative of a full year's
 operations.

The Tax-Exempt Money Fund of America
Investment Portfolio, March 31, 1997                                                   Principal         Market
Unaudited                                                                Yield at         Amount          Value
                                                                      Acquisition          (000)          (000)
Municipal Securities
--------------------------------------------------------            -------------     ----------     ----------

Alaska - 3.35%
 Housing Finance Corporation General
  Purpose Bonds, 1991 Series C, VRDN,
  3.50%, 4/2/97*                                                            3.50%         $3,500         $3,500
 City of Valdez, Marine Terminal Revenue
  Refunding Bonds (ARCO Transportation
  Alaska, Inc. Project), 1994 Series C, TECP:
   3.45% 4/4/97                                                              3.45          1,000          1,000
   3.35% 4/4/97                                                              3.35          1,000          1,000

Arizona - 1.82%
 The Industrial Development Authority of the City
  of Chandler, Floating Rate Monthly Demand
  Industrial Development Revenue Bonds
  (Parsons Municipal Services, Inc. Project),
  Series 1983, VRDN, 3.45% 4/15/97*                                          3.45          1,000          1,000
 Salt River Project Agricultural Improvement and
  Power District, Promissory Notes, TECP:
   Series G, 3.40% 4/7/97                                                    3.40          1,000          1,000
   Series L, 3.30% 5/5/97                                                    3.30          1,000          1,000

Arkansas - 1.22%
 Board of Trustees of the University of
  Arkansas Various Facility Revenue
  Bonds (UAMS Campus), Series 1994
  VRDN, 3.55% 4/2/97*                                                        3.55          2,000          2,000

California - 1.47%
 County of Los Angeles, 1996-97 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/97                                3.85          2,420          2,423

Colorado - 3.23%
 State Tax and Revenue Anticipation Notes,
  1996 Series A, 4.50% 6/27/97                                               3.77          5,300          5,307

Florida - 5.72%
 Sunshine State Governmental Financing
  Commission Revenue Bonds, TECP:
   Series L:
    3.15% 4/1/97                                                             3.15          1,500          1,500
    3.25% 5/12/97                                                            3.25          1,000          1,000
   Series G, 3.40% 5/5/97                                                    3.40          2,600          2,600
 Jacksonville Electric Authority Electric System,
  Series D-1, TECP, 3.20% 4/2/97                                             3.20          4,300          4,300

Georgia - 7.09%
 Municipal Electric Authority, Subordinated
  Bonds, Money Market Municipal,
  Project I:
   Series 1985-C, 3.40% 4/8/97                                               3.40          1,910          1,910
   Series 1994-D, 3.40% 4/8/97                                               3.40          2,450          2,450
   Series 1994-E, 3.40% 4/8/97                                               3.40          1,000          1,000
   Series 1985-A, 3.30% 5/13/97                                              3.30          1,000          1,000
 Municipal Gas Authority, Gas Revenue Bonds:
  (Southern Portfolio I Project), Series D,
   TECP, 3.25% 4/23/97                                                       3.25          2,800          2,800
  (Transco Portfolio I Project), Series A,
   TECP, 3.15% 4/2/97                                                        3.15          2,500          2,500

Hawaii - 2.01%
 City and County of Honolulu General
  Obligation Bond Anticipation Notes,
  TECP, 3.30% 5/6/97                                                         3.30          3,300          3,300

Indiana - 0.79%
 City of Sullivan, Floating/Fixed Rate Pollution
  Control Revenue Bonds (Hoosier Energy
  Rural Electric Cooperative, Inc. Project)
  Series 1985-L5, TECP, 3.40% 4/7/97                                         3.40          1,300          1,300

Kansas - 2.01%
 City of Burlington Pollution Control Refunding
  and Improvement Revenue Bonds
  (Kansas City Power & Light Co. Project),
  1985 Series A, TECP, 3.40% 4/4/97                                          3.40          3,300          3,300

Kentucky - 4.13%
 Pendleton County, Multi-County Lease
  Revenue Bonds (Kentucky Association
  of Counties Leasing Trust Program),
  Series 1989, Money Market Municipal:
   3.20% 4/2/97                                                              3.20          4,785          4,785
   3.35% 5/7/97                                                              3.35          2,000          2,000

Louisiana - 3.22%
 Public Facilities Authority Hospital Revenue
  and Refunding Bonds (Willis-Knighton
  Medical Center Project), Series 1993,
  AMBAC Insured, VRDN, 3.50% 4/2/97*                                         3.50            900            900
 Parish of Ascension, Variable Rate Demand
  Pollution Control Revenue Refunding Bonds
  (Borden, Inc. Project), Series 1992,
  VRDN, 3.50% 4/2/97*                                                        3.50          3,000          3,000
 Lake Charles Harbor and Terminal District,
  Flexible Demand Port Facilities Revenue
  Bonds (CITGO Petroleum Corp. Project),
  Series 1984, VRDN, 3.45% 4/2/97*                                           3.45          1,400          1,400

Maine - 0.67%
 General Obligation Tax Anticipation Notes,
  Series 1997, 4.50% 6/27/97                                                 3.40          1,100          1,102

Maryland - 6.17%
 Anne Arundel County Economic Development
  Revenue Bonds (Baltimore Gas and
  Electric Co. Project), Series 1988, TECP:
   3.35% 5/14/97                                                             3.35          3,940          3,940
   3.35% 5/16/97                                                             3.35          2,000          2,000
 Montgomery County Consolidated
  Commercial Paper Bond Anticipation
  Notes, Series 1995, TECP, 3.30% 5/8/97                                     3.30          4,200          4,200

Michigan - 1.22%
 General Obligation Notes, Series 1997,                                      3.46          2,000          2,008
  4.50% 9/30/98

Minnesota - 3.53%
 Regents of the University of Minnesota,
  Variable Rate Demand Bonds, TECP:
   Series 1985-G, 3.35% 4/3/97                                               3.35          2,000          2,000
   Series 1985-H, 3.35% 4/3/97                                               3.35          1,200          1,200
   Series 1985-I, 3.35% 4/3/97                                               3.35          1,600          1,600
   Series 1991-A, 3.35% 4/3/97                                               3.35          1,000          1,000

Missouri - 6.63%
 State Environmental Improvement and
  Energy Resources Authority, Unit
  Priced Demand Adjustable Pollution
  Control Revenue Bonds (Union
  Electric Co. Project) Series 1985A,
  TECP, 3.35% 4/14/97                                                        3.35          2,000          2,000
 Higher Education Loan Authority,
  Adjustable Rate Demand Student Loan
  Revenue Bonds, VRDN:
   Series 1990 A, 3.50% 4/2/97*                                              3.50          1,600          1,600
   Series 1990 B, 3.50% 4/2/97*                                              3.50          1,000          1,000
 City of Columbia, Special Obligation
  Insurance Reserve Bonds, Series 1988 A,
  VRDN, 3.45% 4/2/97*                                                        3.45          1,000          1,000
 City of Independence, Variable Rate
  Demand Water Utility Revenue
  Bonds, Series 1986, TECP:
   3.30% 5/2/97                                                              3.30          2,000          2,000
   3.40% 5/2/97                                                              3.40          2,300          2,300
   3.40% 5/2/97                                                              3.40          1,000          1,000

Montana - 1.22%
 State Tax and Revenue Anticipation Notes,
  Series 1997, 4.50% 6/27/97                                                 3.70          2,000          2,003

New York - 1.22%
 City Municipal Water Finance Authority,
  Series 1, TECP, 3.35% 4/3/97                                               3.35          2,000          2,000

North Carolina - 1.52%
 Educational Facilities Finance Agency, Revenue
  Bonds (Duke University Project), VRDN:
   Series 1991 D, 3.35% 4/3/97*                                              3.35          1,500          1,500
   Series 1992 A, 3.35% 4/3/97*                                              3.35          1,000          1,000

Ohio - 1.52%
 Water Development Authority, Pollution
  Control Revenue Bonds, Series 1988
  (Duquesne Light Co. Project), TECP:
   3.40% 5/9/97                                                              3.40          1,000          1,000
   3.40% 5/9/97                                                              3.40          1,500          1,500

Pennsylvania - 9.73%
 Commonwealth Tax Anticipation Notes,
  First Series of 1996-1997, 4.50% 6/30/97                                   3.52          3,700          3,706
 Higher Education Assistance Agency Student
  Loan Adjustable Rate Revenue Bonds,
  1997 Series A, VRDN, 3.50% 4/2/97*                                         3.50          2,000          2,000
 Allegheny County Industrial Development
  Authority, Customized Purchase Environmental
  Improvement Revenue Refunding Bonds
  (United States Steel Corp. Project),
  Series 1986, TECP:
   3.35% 4/9/97                                                              3.35          1,000          1,000
   3.40% 5/7/97                                                              3.40          1,000          1,000
 Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding Bonds
  (Duquesne Light Co. Beaver Valley Project),
  1990 Series C, TECP:
   3.20% 4/3/97                                                              3.20          2,000          2,000
   3.40% 4/3/97                                                              3.40          2,000          2,000
 Carbon County Industrial Development Authority,
  Resource Recovery Revenue Bonds (Panther Creek
  Partners Project), 1990 Series B, TECP,
  3.45% 5/12/97                                                              3.45          1,290          1,290
 Delaware County Industrial Development Authority
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
  Series 1984 D, VRDN, 3.45% 4/2/97*                                         3.45          1,000          1,000
 Montgomery County Industrial Development Authority
  Pollution Control Revenue Refunding Bonds (PECO
  Energy Co. Project), 1994 Series A, TECP,
  3.20% 4/22/97                                                              3.20          2,000          2,000

Texas - 8.98%
 State Tax and Revenue Anticipation Notes,
  Series 1997, 4.75% 8/29/97                                                 3.95          4,750          4,769
 City of Austin (Travis and Williamson Counties),
  Combined Utility Systems Notes, TECP,
  Series A, 3.40% 4/8/97                                                     3.40          3,000          3,000
 Brazos Higher Education Authority, Inc. Student
  Loan Revenue Bonds, Series 1993B-1, VRDN,
  3.45% 4/2/97*                                                              3.45          1,000          1,000
 Brazos River Authority, Collateralized
  Pollution Control Revenue Refunding Bonds
  (Texas Utilities Electric Co. Project),
  Series 1994A, TECP, 3.35% 5/9/97                                           3.35          3,000          3,000
 City of Brownsville Utility System, TECP,
  Series A, 3.40% 4/3/97                                                     3.40          2,000          2,000
 Lower Neches Valley Authority Pollution Control
  Revenue Bonds (Chevron U.S.A. Inc. Project),
  Series 1987, 3.50% Optional Put 8/15/97*                                   3.50          1,000          1,000

Utah - 4.62%
 Board of Regents, Student Loan Revenue Bonds, 1988
  Series C, AMBAC Insured, VRDN, 3.50% 4/2/97*                               3.50          1,100          1,100
 Intermountain Power Agency:
  Variable Rate Power Supply Revenue Bonds,
   1985 Series F, 3.93% Optional Put 6/16/97*                                3.93          3,000          3,000
  Variable Rate Power Supply Revenue and
   Refunding Bonds, 1985 Series F2, TECP,
   3.05% 4/18/97                                                             3.05          3,500          3,500

Vermont - 1.22%
 State General Obligation Commercial Paper
  Bond Anticipation Notes, Series J, TECP,
  3.40% 4/9/97                                                               3.40          2,000          2,000

Virginia - 4.50%
 Industrial Development Authority of Fairfax
  County, Unit Priced Demand Adjustable Hospital
  Revenue Bonds (Inova Health System Hospitals
  Project), Series 1993B, TECP:
   3.25% 4/9/97                                                              3.25          3,500          3,500
   3.30% 4/28/97                                                             3.30          2,000          2,000
 Industrial Development Authority of the City
  of Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1990A,
  TECP, 3.40% 4/8/97                                                         3.40          1,900          1,900

Washington - 2.43%
 Student Loan Finance Association,
  Guaranteed Student Loan Program, 1988
  Series B, VRDN, 3.50% 4/3/97*                                              3.50          1,000          1,000
 Port of Seattle, General Obligation Bonds,
  Series 1985, VRDN, 3.50% 4/2/97*                                           3.50          3,000          3,000

West Virginia - 3.32%
 The County Commission of Marion County, Solid
  Waste Disposal Facility Revenue Bonds, 1990
  Series A (Grant Town Cogeneration Project),
  VRDN, 3.55% 4/2/97*                                                        3.55          1,700          1,700
 Public Energy Authority, Energy Revenue Bonds
  (Morgantown Energy Associates Project),
  1989 Series A, TECP:
   3.20% 4/4/97                                                              3.20          1,000          1,000
   3.25% 4/4/97                                                              3.25          1,000          1,000
   3.45% 4/4/97                                                              3.45          1,750          1,750

Wisconsin - 0.73%
 State Operating Notes of 1997,
  4.50% 6/16/97                                                              3.55          1,200          1,201

Wyoming - 3.16%
 City of Gillette, Campbell County,
  Pollution Control Revenue Bonds
  (PacifiCorp Projects), Series 1988,
  TECP, 3.25% 4/2/97                                                         3.25          3,200          3,200
 Sweetwater County Pollution Control
  Revenue Bonds (PacifiCorp Projects),
  Series 1990A, VRDN, 3.40% 4/2/97*                                          3.40          2,000          2,000
                                                                                                      ---------
Total Tax-Exempt Securitiex (cost: $161,857,000)                                                        161,844

Excess of cash and receivables over payables                                                              2,545
                                                                                                      ---------
Net Assets                                                                                             $164,389
                                                                                                      =========

* Coupon rates may change periodically;
  "yield at acquisition" reflects current coupon rate.
See Notes to Financial Statements

The Tax-Exempt Money Fund of America
Financial Statements                                                                         Unaudited
--------------------------------------                                  ------------      ------------
Statement of Assets and Liabilities
at March 31, 1997                                             (dollars in thousands)
-------------------------------------                                   ------------      ------------
Assets:
Investment securities at market
 (cost: $161,857)                                                                             $161,844
Cash                                                                                               360
Receivables for--
 Sales of fund's shares                                                       $2,564
 Accrued interest                                                                982             3,546
                                                                        ------------      ------------
                                                                                               165,750
Liabilities:
Payables for--
 Repurchases of fund's shares                                                  1,254
 Dividends payable                                                                27
 Management services                                                              80             1,361
 Accrued expenses                                                                  0
                                                                        ------------      ------------
Net Assets at March 31, 1997 --
 Equivalent to $1.00 per share on
 164,396,769 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                  $164,389
                                                                                         =============
Statement of Operations                                                                      Unaudited
for six months ended March 31, 1997                                      (dollars in        thousands)
                                                                        ------------      ------------
Investment Income:
Income:
 Interest                                                                                      $ 2,683

Expenses:
 Management services fee                                                        $342
 Distribution expenses                                                            47
 Transfer agent fee                                                               74
 Reports to shareholders                                                          32
 Registration statement and prospectus                                            29
 Postage, stationery and supplies                                                 21
 Trustees' fees                                                                    5
 Auditing and legal fees                                                          27
 Custodian fee                                                                     4
 Taxes other than federal income tax                                               4
 Other expenses                                                                   18
                                                                  ------------------
  Total expenses before reimbursement                                            603
 Reimbursement of expenses                                                        96               507
                                                                        ------------      ------------
Net investment income                                                                            2,176
                                                                                          ------------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                    4
Net unrealized
 depreciation on investments:
 Beginning of period                                                               6
 End of period                                                                   (13)
                                                                        ------------
  Net change in unrealized
   depreciation on investments                                                                     (19)
                                                                                          ------------
 Net realized gain and unrealized
  depreciation on investments                                                                      (15)
                                                                                          ------------
Net Increase in Net Assets Resulting
 from Operations                                                                                $2,161
                                                                                          ============
Statement of Changes in Net
 Assets                                                                  (dollars in        thousands)
----------------------------------------                               -------------     -------------
                                                                          Six months        Year ended
                                                                               ended
                                                                            3/31/97*           9/30/96
Operations:                                                            -------------     -------------
Net investment income                                                        $ 2,176           $ 4,218
Net realized gain                                                                  4                 5
Net unrealized
 (depreciation) appreciation
 on investments                                                                  (19)               13
                                                                       -------------     -------------
 Net increase in net assets
  resulting from operations                                                    2,161             4,236
                                                                       -------------     -------------
Dividends Paid to Shareholders                                                (2,176)           (4,218)
                                                                       -------------     -------------
Capital Share Transactions:
Proceeds from shares sold:
 136,450,587 and 225,676,042
 shares, respectively                                                        136,450           225,676
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 1,989,726 and 3,845,965 shares,
 respectively                                                                  1,990             3,846
Cost of shares repurchased:
 117,755,020 and 236,244,699
 shares, respectively                                                       (117,755)         (236,243)
                                                                       -------------     -------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions                                                                20,685            (6,721)
                                                                       -------------     -------------
Total Increase (Decrease) in Net Assets                                       20,670            (6,703)

Net Assets:
Beginning of period                                                          143,719           150,422
                                                                       -------------     -------------

End of period                                                               $164,389          $143,719
                                                                       =============    ==============

* Unaudited
See Notes to Financial Statements

THE TAX-EXEMPT MONEY FUND OF AMERICA
Notes to Financial Statements

1. The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

  Tax-exempt securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities with more than 60 days to maturity are valued at prices obtained from a national municipal bond pricing service when such prices are available. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their quoted bid and asked prices, or, if such prices are not available, at prices for securities of comparable maturity, quality and type. The maturities of variable or floating rate instruments are deemed to be the time remaining until the next interest rate adjustment date. Securities for which market quotations are not readily available are valued at fair value by the Board of Trustees or a committee thereof.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1997, unrealized depreciation for book and federal income tax purposes aggregated $13,000, all of which related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1997. During the six months ended March 31, 1997, the fund realized, on a tax basis, a net capital gain of $4,000 on sales of securities. The cost of portfolio securities for book and federal income tax purposes was $161,857,000 at March 31, 1997.

3. The fee of $342,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% on that portion of net assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% of such assets in excess of $1.2 billion.

 The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. Fee waivers amounted to $96,000 for the six months ended March 31, 1997.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1997, distribution expenses under the Plan were $47,000. As of March 31, 1997, accrued and unpaid distribution expenses were $8,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $74,000.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1997, aggregate amounts deferred and earnings thereon were $14,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $469,051,000 and $449,393,000, respectively, during the six months ended March 31, 1997.

PER-SHARE DATA AND RATIOS
----------------------------------------   ----------------------    ----------- ----------- -----------
                                           Six months                 Year ended September 30
                                                ended -----------    ----------- ----------- -----------
                                           3/31/97 /1/       1996            1995        1994       1993
                                           ----------------------    ----------- ----------- -----------
Net Asset Value, Beginning of Period            $1.00      $1.00           $1.00       $1.00      $1.00
                                           ----------------------    ----------- ----------- -----------
 Income from Investment Operations:
  Net investment income                           .014       .029            .031        .020       .019
                                           ----------------------    ----------- ----------- -----------
   Total income from investment operations        .014       .029            .031        .020       .019
                                           ----------------------    ----------- ----------- -----------
 Less Distributions:
  Dividends from net investment income          (.014)     (.029)          (.031)      (.020)     (.019)
                                           ----------------------    ----------- ----------- -----------
   Total distributions                          (.014)     (.029)          (.031)      (.020)     (.019)
                                           ----------------------    ----------- ----------- -----------
Net Asset Value, End of Period                  $1.00      $1.00           $1.00       $1.00      $1.00
                                            ========   ========        ========    ========   ========
Total Return                                1.40% /2/       2.91%           3.14%       1.98%      1.90%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)         $164       $144            $150        $170       $121
 Ratio of expenses to average net assets -
  before fee waiver                          .39% /2/        .77%            .75%        .73%       .79%
 Ratio of expenses to average net assets -
  after fee waiver                           .33% /2/        .65%            .65%       .65%        .65%
 Ratio of net income to average net assets  1.40% /2/       2.88%           3.09%       1.99%      1.88%



/1/ Unaudited
/2/ Based on operations for the period
 shown and, accordingly, not representative of a full year's operations.

[The American Funds Group(r)]

Shareholder Services

DOLLAR COST AVERAGING

MAKE MARKET FLUCTUATIONS WORK FOR YOU, NOT AGAINST YOU

If you're looking for an investment strategy that makes sense in a fluctuating market, try dollar cost averaging. Not only does dollar cost averaging offer the potential to reduce the average cost of shares over time, it also allows you to diversify into other types of mutual funds - growth funds or international, for instance - a little at a time.

To see how it works, let's look at two different types of markets.

RISING MARKET                                                     FALLING MARKET
           Regular        Share      Shares                               Regular        Share        Shares
           Investment     Price      Acquired                             Investment     Price        Acquired
           $300           $5         60                                   $300           $25          12
           300            15         20                                   300            15           20
           300            10         30                                   300            20           15
Totals     $900                      110                     Totals       $900                        47

Average share price                                          $10.00     Average share price                       $20.00
AVERAGE COST THROUGH                                          $8.18     AVERAGE COST THROUGH                      $19.15
DOLLAR COST AVERAGE ($900                                               DOLLAR COST AVERAGE ($900
divided by 110)                                                         divided by 47)

As you can see, dollar cost averaging can reduce your investment cost in both up and down markets.

It's easy to dollar cost average using two of our automated services - American FundsLink(sm) and your exchange privilege. Both options, which are explained more fully below and on the opposite page, accommodate automatic monthly or quarterly investments into the American Fund(s) of your choice.

To initiate a dollar cost averaging program through automatic investments or automatic fund transfers, simply call your financial adviser. Or contact American Funds Service Company as indicated in the box at right.

SERVICES TO MATCH YOUR LIFESTYLE

We offer many free services designed to accommodate your needs.

AMERICAN FUNDSLINE(R) AND FUNDSLINE ONLINE(sm) - Handle transactions using your computer or phone 24 hours a day. Obtain current prices and investment returns, exchange shares between funds, redeem shares, check your share balances and confirm your most recent transaction. Request duplicate statements and order checks (phone only). All on your timetable. Just call 800/325-3590 or reach us on the World Wide Web at www.americanfunds.com.

AMERICAN FUNDSLINK(sm) - Link your American Funds accounts with your bank account. You can invest money directly from your bank account into your fund account on either a systematic or on-demand basis. Or you can have fund dividends or automatic fund withdrawals deposited directly into your bank account for fast, convenient, worry-free banking.

OTHER AUTOMATIC TRANSACTIONS - You can reinvest dividends into the same fund or another fund, make withdrawals, and exchange shares between funds - quarterly, monthly or during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS - Use your dividend and capital gain distributions to meet your changing needs. You may:

- Automatically reinvest distributions back into the fund at no sales charge.

- Cross-reinvest dividends into another fund at no sales charge for added diversification. You can cross-reinvest if you have a balance of at least $5,000 in the originating fund or meet the minimum initial investment for the receiving fund.

- Have dividends mailed or sent electronically to you or to someone else to help meet your obligations.

EXCHANGE PRIVILEGES - When you and your investment adviser feel it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - usually without paying a sales charge. Certain restrictions apply.* Please remember that fund exchanges among many types of accounts constitute a sale and purchase for tax purposes.

OTHER SERVICES - Stay on top of your investments with account statements that keep you abreast of the activity in your account, consolidated quarterly statements to reduce paperwork if you have multiple accounts and year-end tax reports that show the dividends and capital gain distributions paid to you during the year.

The dollar cost averaging program described at left doesn't guarantee a profit or protect you from loss, and its success is dependent on your willingness to continue investing during periods of market weakness.

*If you are opening an account in a different fund, you must meet that fund's minimum investment requirement. Investments in our money market funds - The Cash Management Trust of America, The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America - are purchased without a sales charge; therefore, a sales charge generally will apply when exchanging shares from a money market fund to another fund. If, however, the money market shares were originally purchased in another American Fund that required a sales charge, then later exchanged into our money market funds, the investment could be exchanged into our other funds without incurring an additional sales charge. When initiating an automatic exchange program from a money market fund, you must have at least $5,000 in your money market fund or meet the minimum investment requirement of the fund you are investing into.

FOR MORE COMPLETE INFORMATION ABOUT THESE SERVICES OR ABOUT ANY OF THE AMERICAN FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISER OR PHONE AMERICAN FUNDS SERVICE COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THESE SERVICES ARE SUBJECT TO CHANGE OR TERMINATION.

To talk to a Shareholder Services Representative, call toll-free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180. Visit us at www.americanfunds.com on the World Wide Web.

OFFICES OF THE FUNDS AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA CD/CG/3414
Lit. No. MMF-013-0597
[The American Funds Group(r)]
Printed on recycled paper